Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17
Prospectus Date	rr_ProspectusDate	Jan. 30, 2015
Supplement [Text Block]	pipi17_SupplementTextBlock
Prudential Investment Portfolios, Inc. 17

Prudential Short Duration Multi-Sector Bond Fund

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund’s Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.50%	0.50%	0.50%	0.50%
+ Distribution and service (12b-1) fees	0.25%	1.00%	None	None
+ Other expenses	0.79%	0.79%	0.55%	0.79%
= Total annual Fund operating expenses	1.54%	2.29%	1.05%	1.29%
- Fee waiver or expense reimbursement	(0.69)%	(0.69)%	(0.45)%	(0.69)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.85%	1.60%	0.60%	0.60%

(1) The manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.60% of the Fund’s average daily net assets. This waiver may not be terminated prior to February 29, 2016 without the prior approval of the Fund’s Board of Directors.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$409	$730	$1,074	$2,043	$409	$730	$1,074	$2,043
Class C	$263	$649	$1,162	$2,572	$163	$649	$1,162	$2,572
Class Q	$61	$289	$536	$1,242	$61	$289	$536	$2,242
Class Z	$61	$341	$641	$1,496	$61	$341	$641	$1,496

Prudential Short Duration Multi-Sector Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi17_SupplementTextBlock
Prudential Investment Portfolios, Inc. 17

Prudential Short Duration Multi-Sector Bond Fund

Supplement dated March 9, 2015 to the

Currently Effective Prospectus and Statement of Additional Information

As approved by the Board of Directors of the Fund at its meeting held on March 3-5, 2015, effective as of March 9, 2015, the Fund will reduce its contractual Class A distribution and service (12b-1) fee from 0.30% to 0.25% of average daily net assets and terminate the current 12b-1 fee waiver applicable to Class A shares of the Fund. To reflect these changes, the Fund’s Prospectus is hereby amended as follows:

1.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	0.50%	0.50%	0.50%	0.50%
+ Distribution and service (12b-1) fees	0.25%	1.00%	None	None
+ Other expenses	0.79%	0.79%	0.55%	0.79%
= Total annual Fund operating expenses	1.54%	2.29%	1.05%	1.29%
- Fee waiver or expense reimbursement	(0.69)%	(0.69)%	(0.45)%	(0.69)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.85%	1.60%	0.60%	0.60%

(1) The manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.60% of the Fund’s average daily net assets. This waiver may not be terminated prior to February 29, 2016 without the prior approval of the Fund’s Board of Directors.

2.	In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$409	$730	$1,074	$2,043	$409	$730	$1,074	$2,043
Class C	$263	$649	$1,162	$2,572	$163	$649	$1,162	$2,572
Class Q	$61	$289	$536	$1,242	$61	$289	$536	$2,242
Class Z	$61	$341	$641	$1,496	$61	$341	$641	$1,496

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2016
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Short Duration Multi-Sector Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.79%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.54%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	409
3 Years	rr_ExpenseExampleYear03	730
5 Years	rr_ExpenseExampleYear05	1,074
10 Years	rr_ExpenseExampleYear10	2,043
1 Year	rr_ExpenseExampleNoRedemptionYear01	409
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,074
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,043
Prudential Short Duration Multi-Sector Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.79%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.29%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.60%	[1]
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	649
5 Years	rr_ExpenseExampleYear05	1,162
10 Years	rr_ExpenseExampleYear10	2,572
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	649
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,162
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,572
Prudential Short Duration Multi-Sector Bond Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.55%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.05%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%	[1]
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	289
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,242
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	289
5 Years	rr_ExpenseExampleNoRedemptionYear05	536
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,242
Prudential Short Duration Multi-Sector Bond Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.79%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.29%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%	[1]
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	341
5 Years	rr_ExpenseExampleYear05	641
10 Years	rr_ExpenseExampleYear10	1,496
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	341
5 Years	rr_ExpenseExampleNoRedemptionYear05	641
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,496

[1]	The manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.60% of the Fund's average daily net assets. This waiver may not be terminated prior to February 29, 2016 without the prior approval of the Fund's Board of Directors.